CONCENTRATION OF RISKS	6 Months Ended
Jun. 30, 2021
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3.    CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, and accounts receivable. As of June 30, 2021, substantially all of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC, Hong Kong and Malta, which management believes are of high credit quality.